Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                November 7, 2003

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   AllianceBernstein Balanced Shares, Inc.
            (File Nos.  2-10988 and 811-00134)
            AllianceBernstein Disciplined Value Fund, Inc.
            (File Nos. 333-90261 and 811-09687)
            AllianceBernstein Global Small Cap Fund, Inc.
            (File Nos.  2-25364 and 811-01415)
            AllianceBernstein Greater China '97 Fund, Inc.
            (File Nos. 333-26229 and 811-08201)
            AllianceBernstein Growth and Income Fund, Inc.
            (File Nos.  2-11023 and 811-00126)
            AllianceBernstein Health Care Fund, Inc.
            (File Nos.  333-77953 and 811-09329)
            AllianceBernstein International Premier Growth Fund, Inc. (File Nos. 333-41375 and 811-08527)
            AllianceBernstein Mid-Cap Growth Fund, Inc.
            (File Nos. 2-10768 and 811-00204)
            AllianceBernstein New Europe Fund, Inc.
            (File Nos.  33-37848 and 811-06028)
            AllianceBernstein Small Cap Growth Fund, Inc.
            (File Nos.  2-29901 and 811-01716)
            AllianceBernstein Technology Fund, Inc.
            (File Nos. 2-70427 and 811-03131)
            AllianceBernstein Trust
            (File Nos. 333-51938 and 811-10221)
            AllianceBernstein Worldwide Privatization Fund, Inc.
            (File Nos. 33-76598 and 811-08426)
            The AllianceBernstein Portfolios
            (File Nos. 33-12988 and 811-05088)


Ladies and Gentlemen:

            On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 27, 2003 for AllianceBernstein Growth and Income Fund; on October 28, 2003 for AllianceBernstein Disciplined Value Fund and AllianceBernstein Trust; on October 30, 2003 for AllianceBernstein Global Small Cap Fund and AllianceBernstein Greater China '97 Fund; on October 31, 2003 for AllianceBernstein Balanced Shares, AllianceBernstein Health Care Fund, AllianceBernstein International Premier Growth Fund, AllianceBernstein Mid-Cap Growth Fund, AllianceBernstein New Europe Fund, AllianceBernstein Small Cap Growth Fund, AllianceBernstein Technology Fund, AllianceBernstein Worldwide Privatization Fund and The AllianceBernstein Portfolios.

                                                Sincerely,


                                                /s/ Jennifer R. Parker
                                                ---------------------
                                                    Jennifer R. Parker


00250.0157 #440381